American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2040 Portfolio
April 30, 2024

One Choice Blend+ 2040 Portfolio - Schedule of Investments
APRIL 30, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 46.8%
Avantis U.S. Equity Fund G Class	438,939	7,172,261
Avantis U.S. Small Cap Value Fund G Class	39,493	640,578
Focused Dynamic Growth Fund G Class(2)	64,074	3,655,448
Focused Large Cap Value Fund G Class	462,401	4,748,856
Growth Fund G Class	20,036	1,087,529
Heritage Fund G Class	40,674	1,115,684
Mid Cap Value Fund G Class	73,587	1,156,045
Small Cap Growth Fund G Class(2)	30,148	627,977
		20,204,378
Domestic Fixed Income Funds — 23.0%
Avantis Core Fixed Income Fund G Class	908,574	7,368,532
High Income Fund G Class	223,507	1,886,402
Inflation-Adjusted Bond Fund G Class	66,833	681,699
		9,936,633
International Equity Funds — 21.6%
Avantis Emerging Markets Equity Fund G Class	109,675	1,259,070
Avantis International Equity Fund G Class	225,623	2,655,578
Emerging Markets Fund G Class	93,440	1,002,610
Focused International Growth Fund G Class	88,117	1,448,643
Global Real Estate Fund G Class	74,337	871,226
International Small-Mid Cap Fund G Class	61,114	595,861
International Value Fund G Class	53,215	458,177
Non-U.S. Intrinsic Value Fund G Class	111,191	1,042,971
		9,334,136
International Fixed Income Funds — 8.6%
Emerging Markets Debt Fund G Class	114,639	996,213
Global Bond Fund G Class	318,045	2,716,101
		3,712,314
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $40,596,699)		43,187,461
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$43,187,461

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$5,093	$2,199	$713	$593	$7,172	439	$(5)	$86
Avantis U.S. Small Cap Value Fund	462	213	72	38	641	39	1	11
Focused Dynamic Growth Fund(3)	2,720	1,083	629	481	3,655	64	15	—
Focused Large Cap Value Fund	3,335	1,846	632	200	4,749	462	(62)	154
Growth Fund	664	381	55	97	1,087	20	(1)	41
Heritage Fund	802	297	94	111	1,116	41	1	7
Mid Cap Value Fund	794	425	68	5	1,156	74	(13)	54
Small Cap Growth Fund(3)	458	191	42	21	628	30	(4)	—
Avantis Core Fixed Income Fund	5,071	3,285	965	(23)	7,368	909	(139)	214
High Income Fund	1,286	712	157	45	1,886	224	(22)	87
Inflation-Adjusted Bond Fund	464	272	42	(12)	682	67	(7)	21
Avantis Emerging Markets Equity Fund	845	437	71	48	1,259	110	(11)	40
Avantis International Equity Fund	1,872	900	211	95	2,656	226	(15)	78
Emerging Markets Fund	756	298	82	31	1,003	93	(20)	22
Focused International Growth Fund	1,043	486	106	26	1,449	88	(18)	18
Global Real Estate Fund	619	307	65	10	871	74	(17)	27
International Small-Mid Cap Fund	419	171	13	19	596	61	(4)	11
International Value Fund	265	199	20	14	458	53	—	21
Non-U.S. Intrinsic Value Fund	785	399	50	(91)	1,043	111	1	117
Emerging Markets Debt Fund	692	383	66	(13)	996	115	(10)	42
Global Bond Fund	1,873	1,050	237	30	2,716	318	(41)	60
	$30,318	$15,534	$4,390	$1,725	$43,187	3,618	$(371)	$1,111
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.